SHAREHOLDERS' EQUITY (Board Members And Officers) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Stock-based compensation expenses	$ 3,773	$ 3,633	$ 3,543
Chairman [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Options granted	50,000	50,000	60,000
Stock options granted, exercise price	$ 6.54	$ 10.07	$ 5.445
Vesting period	4 years	12 months	12 months
Risk-free interest rate			2.96%
Dividend yield			0.00%
Volatility			70.00%
Post-vesting termination rate			0.51%
Chairman [Member] | Minimum [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Suboptimal exercise factor			1.00%
Expected term			3 years 9 months 11 days
Chairman [Member] | Maximum [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Suboptimal exercise factor			2.11%
Expected term			5 years 5 months 16 days
President and CEO [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Options granted	100,000	100,000	120,000
Stock options granted, exercise price	$ 6.54	$ 10.07	$ 5.445
Vesting period	4 years	12 months	12 months
Risk-free interest rate			2.96%
Dividend yield			0.00%
Volatility			70.00%
Post-vesting termination rate			0.51%
President and CEO [Member] | Minimum [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Suboptimal exercise factor			1.00%
Expected term			3 years 9 months 11 days
President and CEO [Member] | Maximum [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Suboptimal exercise factor			2.11%
Expected term			5 years 5 months 16 days
Chairman of the board of directors and its President and CEO [Member] | Option granted in 2013 [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Stock-based compensation expenses	$ 356	$ 348
Chairman of the board of directors and its President and CEO [Member] | Option granted in 2014 [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Stock-based compensation expenses	146	$ 59
Chairman of the board of directors and its President and CEO [Member] | Option granted in 2015 [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Stock-based compensation expenses	$ 38